Total Net Revenue by Major Customers (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Schueco International KG CNY	Dec. 31, 2010 Schueco International KG CNY	Dec. 31, 2011 MEMC Singapore Pte Ltd CNY	Dec. 31, 2010 MEMC Singapore Pte Ltd CNY
Revenue, Major Customer [Line Items]
Net revenues	$ 590,420	3,678,380	6,416,485	7,548,545	967,398	2,526,512	695,680	[1]

[1]	Less than 10%